Interest Income and Expense (Summary of Interest Income and Expense by Basis of Accounting Classification) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
DisclosureOfInterestIncomeExpenseTable [Table]
Interest income	$ 22,813	$ 18,056
Interest expense	15,325	10,323
Financial instruments measured or designated at fair value through profit or loss [member]
DisclosureOfInterestIncomeExpenseTable [Table]
Interest income	2,250	1,756
Interest expense	3,133	1,652
Financial instruments measure at amortized cost and FVOCI [member]
DisclosureOfInterestIncomeExpenseTable [Table]
Interest income	20,499	16,248
Financial assets amortized cost [member]
DisclosureOfInterestIncomeExpenseTable [Table]
Interest income	19,566	15,528
Interest expense	12,192	8,671
Financial assets at fair value through other comprehensive income [member]
DisclosureOfInterestIncomeExpenseTable [Table]
Interest income	933	720
Equity instruments measured at fair value through other comprehensive income [member]
DisclosureOfInterestIncomeExpenseTable [Table]
Interest income	$ 64	$ 52